S000003853 [Member] Expense Example - Putnam U.S. Research Fund	Jul. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 660
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,076
Expense Example, with Redemption, 10 Years	1,697
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	930
Expense Example, with Redemption, 10 Years	1,834
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,480
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	883
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	341
Expense Example, with Redemption, 10 Years	$ 783